Debt (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended				0 Months Ended	9 Months Ended			9 Months Ended				0 Months Ended	1 Months Ended				0 Months Ended	9 Months Ended		9 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Sep. 27, 2012 Senior secured term loan	Oct. 27, 2012 Senior secured term loan	Jan. 28, 2012 Senior secured term loan	Oct. 29, 2011 Senior secured term loan	Sep. 27, 2012 Senior notes	Oct. 27, 2012 Senior notes	Jan. 28, 2012 Senior notes	Oct. 29, 2011 Senior notes	Oct. 27, 2012 Senior notes Maximum	Oct. 27, 2012 Senior subordinated notes	Jan. 28, 2012 Senior subordinated notes	Oct. 29, 2011 Senior subordinated notes	Nov. 01, 2012 Subordinated discount notes	May 31, 2012 Subordinated discount notes	Oct. 27, 2012 Subordinated discount notes	Jan. 28, 2012 Subordinated discount notes	Oct. 29, 2011 Subordinated discount notes	Nov. 01, 2012 Asset-based revolving credit facility	Oct. 27, 2012 Asset-based revolving credit facility	Sep. 17, 2012 Asset-based revolving credit facility	Oct. 27, 2012 Asset-based revolving credit facility Base rate Base rate borrowing	Oct. 27, 2012 Asset-based revolving credit facility Prime rate of Wells Fargo Base rate borrowing	Oct. 27, 2012 Asset-based revolving credit facility Federal funds effective rate Base rate borrowing	Oct. 27, 2012 Asset-based revolving credit facility LIBOR rate Base rate borrowing	Oct. 27, 2012 Asset-based revolving credit facility LIBOR rate LIBOR rate borrowing	Oct. 27, 2012 Asset-based revolving credit facility Minimum	Oct. 27, 2012 Asset-based revolving credit facility Maximum
Debt
Total debt	$ 3,368	$ 3,511	$ 3,368	$ 3,511	$ 3,490	$ 3,668		$ 1,787	$ 1,996	$ 1,996		$ 1,008	$ 795	$ 795		$ 393	$ 393	$ 393			$ 180	$ 306	$ 327
Less current portion	180	135	180	135	127	1
Long-term debt	3,188	3,376	3,188	3,376	3,363	3,667
Interest rate (as a percent)											7.75%	7.75%				11.375%					13.00%
Loss on early extinguishment of debt	3	1	3	16	18	53	1												8
Aggregate principal amount of notes issued											200
Issue price as a percentage of face value (as a percent)											106.25%	106.25%
Effective interest rate (as a percent)											6.50%	6.50%
Period after the date of issuance to have the Exchange Offer Registration Statement declared effective (in days)											360 days	360 days
Increase in interest rate on Registration Default for a specified period (as a percent)												0.25%
Period for increase in interest rate												90 days
Redemption price of debt instrument as a percentage of the accreted value																				100.00%
Capitalized costs, net of write-offs, related to issuance of various debt instruments					133							4													4
Aggregate payment related to notes			127	148	170		209													127
Aggregate amount provided in commitments																									850
Period prior to maturity date of term loans for termination of credit facility																									45 days
Borrowing base amount																									650	650
Outstanding letters of credit																									61
Excess availability of borrowings																								373	589
Percentage of eligible credit card receivables and debit card receivables to determine borrowing base																									90.00%
Increase in interest rate on Registration Default per year (as a percent)															1.00%
Redemption price of amount equal to AHYDO amount as a percentage of principal																			100.00%
Redemption price of the remaining balance as a percentage of principal																			104.333%
Loss on redemption premium and issuance cost due to early extinguishment of debt																			11
Write off of Deferred Debt Issuance Cost							1												3						2
Percentage of appraised net orderly liquidation value of eligible inventory to determine borrowing base																									90.00%
Percentage of lesser of appraised net orderly liquidation value of inventory supported by eligible letters of credit and face amount of eligible letters of credit to determine borrowing base																									90.00%
Maximum borrowing capacity optional additional commitments																									200
Variable interest rate basis																											base rate	prime rate	federal funds effective rate	London Interbank Offered Rate	London Interbank Offered Rate
Margin added to reference rate (as a percent)																												0.75%	0.50%	1.00%	1.75%
Initial commitment fee on the unutilized commitments (as a percent)																									0.375%
Average daily excess availability as a percentage of total commitments for lower commitment fee on the unutilized commitments																									50.00%
Commitment fee on the unutilized commitments if average daily excess availability is less than or equal to the specified percentage																									0.25%
Average daily excess availability as a percentage of total commitments for higher commitment fee on the unutilized commitments																									50.00%
Commitment fee on the unutilized commitments if average daily excess availability is greater than the specified percentage																									0.375%
Excess availability as a percentage of loan cap for repayment of outstanding loans																																	12.50%
Period of excess availability as a percentage of loan cap for repayment of outstanding loans																									5 days
Excess availability for repayment of outstanding loans																																	65
Excess availability as a percentage of loan cap for maintaining specified consolidated fixed charge coverage ratio																																	10.00%
Excess availability for maintaining specified consolidated fixed charge coverage ratio																																	50
Excess availability as a percentage of loan cap for specified period for maintaining specified consolidated fixed charge coverage ratio																																10.00%
Excess availability for specified period for maintaining specified consolidated fixed charge coverage ratio																																50
Period of excess availability as a percentage of loan cap for maintaining specified consolidated fixed charge coverage ratio																									30 days
Consolidated fixed charge coverage ratio required to be maintained																																100.00%
Unamortized debt issuance costs to be amortized over the revised life																									7
Amount borrowed																								$ 216